Schedule of Aggregate Cash Flows (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2025	Nov. 30, 2025	Dec. 31, 2024	Aug. 31, 2024
Investment In Subsidiaries
Cash and cash equivalents received		₪ 3,128
Less cash and cash equivalents of the subsidiary		(698)		(235)
Total	₪ (114)	₪ 2,430	₪ 1,108	₪ (235)